LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES - Changes in the loss allowance of loan recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	¥ (324,371)
Additions			¥ (68,578)
(Provision for)/reversal of credit losses	(1,770)	¥ (94)	(29,272)
Write-offs	308,847	13,093	252,508
Bought out by certain non-bank financing institutions without recourse		821,496	845,305
Payments from the borrowers or other recoveries	6,957	23,743	¥ 8,003
Ending balance of the period	(10,337)	(324,371)
Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(324,371)
Ending balance of the period	(10,337)	(324,371)
Normal | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(1,805)
(Provision for)/reversal of credit losses	(8,126)
Write-offs	3,341
Ending balance of the period		(1,805)
Normal | Loans recognized as a result of payments under the guarantees | Transfer from Normal to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	6,590
Attention | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(74,783)
(Provision for)/reversal of credit losses	(4,844)
Write-offs	74,519
Payments from the borrowers or other recoveries	297
Ending balance of the period		(74,783)
Attention | Loans recognized as a result of payments under the guarantees | Transfer from Attention to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	4,811
Secondary | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(247,783)
(Provision for)/reversal of credit losses	11,200
Write-offs	230,987
Payments from the borrowers or other recoveries	6,660
Ending balance of the period	(10,337)	¥ (247,783)
Secondary | Loans recognized as a result of payments under the guarantees | Transfer from Normal to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(6,590)
Secondary | Loans recognized as a result of payments under the guarantees | Transfer from Attention to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	¥ (4,811)